Consolidated Balance Sheets - USD ($)	Jul. 31, 2018	Jul. 31, 2017
Current assets
Cash and cash equivalents	$ 851,000	$ 1,640,000
Accounts receivable	275,000	297,000
Inventories, net	197,000	273,000
Restricted cash	75,000	75,000
Prepaid expenses	58,000	174,000
Total current assets	1,456,000	2,459,000
Property, plant and equipment, net	461,000	548,000
Patents, net	658,000	822,000
Total assets	2,575,000	3,829,000
Current liabilities
Accounts payable	608,000	426,000
Promissory note payable	503,000
Accrued liabilities	170,000	249,000
Derivative liabilities		1,853,000
Total current liabilities	1,281,000	2,528,000
Deferred rent	13,000	11,000
Total liabilities	1,294,000	2,539,000
Commitments and contingencies (See Note 4)
Stockholders' equity
Preferred stock, $0.01 par value: 5,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value: 100,000,000 shares authorized, 68,248,158 shares issued and outstanding at July 31, 2018, and 63,093,153 shares issued and outstanding at July 31, 2017	683,000	631,000
Additional paid-in capital	117,522,000	110,141,000
Accumulated deficit	(116,924,000)	(109,482,000)
Total stockholders' equity	1,281,000	1,290,000
Total liabilities and stockholders' equity	$ 2,575,000	$ 3,829,000